UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-01132

CRESCENT CAPITAL BDC, INC.
(Name of Registrant)

11100 Santa Monica Blvd., Suite 2000
Los Angeles, CA 90025
(Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                 Title of the class of securities of Crescent Capital BDC, Inc. (the “Company”) to be redeemed:

Tranche 9 $16,853,000 6.50% Notes due 2020 (CUSIP: 01374TAJ1) (the “Notes”).

(2)                                 Date on which the securities are to be redeemed:

The Notes will be redeemed on March 11, 2020 (the “Redemption Date”).

(3)                                 Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Indenture, dated as of January 30, 2015 (the “Indenture”), by and between the Company and U.S. Bank National Association, as trustee (the “Trustee”), as supplemented by a supplemental Indenture, dated as of April 15, 2015 (the “Supplemental Indenture”), and (ii) Section 1.01(h) of the Supplemental Indenture.

(4)                                 The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Notes ($16,853 aggregate principal amount) pursuant to the terms of the Indenture and the Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 27th day of February, 2020.

CRESCENT CAPITAL BDC, INC.

By:	/s/ Gerhard Lombard
	Name:	Gerhard Lombard
	Title:	Chief Financial Officer